SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	May 31, 2024	Sep. 30, 2023	May 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)				$ 1,591	$ 1,373	$ 2,517
Adjustments to reconcile net income to net cash provided by operating activities:
Change in other assets and liabilities, net				(463)	(431)	(339)
Non-cash compensation expense				61	63	49
Net cash provided by (used in) operating activities				3,068	4,957	4,553
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from fixed maturities sold - available for sale				1,571	6,257	3,849
Distributions from other invested assets				334	409	245
Cost of other invested assets acquired				(507)	(936)	(902)
Net change in short-term investments				1,875	(2,494)	(1,034)
Proceeds from sale of renewal rights				331	0	0
Net cash provided by (used in) investing activities				(2,096)	(4,478)	(5,902)
CASH FLOWS FROM FINANCING ACTIVITIES:
Purchase of treasury shares				(797)	(200)	0
Dividends paid to shareholders				(335)	(334)	(288)
Net cash provided by (used in) financing activities				(1,175)	(383)	1,409
EFFECT OF EXCHANGE RATE CHANGES ON CASH				(28)	16	(23)
Net increase (decrease) in cash				(231)	112	38
Cash, beginning of period				1,549	1,437	1,398
Cash, end of period				1,318	1,549	1,437
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)				1,591	1,373	2,517
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease (increase) in income taxes				(2)	0	0
Equity in retained (earnings) deficit of subsidiaries				(1,658)	(1,510)	(2,641)
Cash dividends received from subsidiaries				1,547	969	365
Change in other assets and liabilities, net				(29)	7	(8)
Increase (decrease) in due to/from affiliates				(29)	(3)	2
Non-cash compensation expense				3	2	3
Net cash provided by (used in) operating activities				1,424	839	238
CASH FLOWS FROM INVESTING ACTIVITIES:
Additional investment in subsidiaries				(121)	(161)	(377)
Proceeds from fixed maturities sold - available for sale				0	0	23
Distributions from other invested assets				1,243	826	441
Cost of fixed maturities acquired - available for sale				0	0	(23)
Cost of other invested assets acquired				(1,387)	(852)	(479)
Net change in short-term investments				8	(8)	0
Proceeds from repayment of long term notes receivable - affiliated	$ 50	$ 50		0	50	50
(Issuance) of long term notes receivable - affiliated			$ (100)	0	(600)	(100)
Proceeds from sale of renewal rights				30	0	0
Net cash provided by (used in) investing activities				(228)	(745)	(465)
CASH FLOWS FROM FINANCING ACTIVITIES:
Common shares issued during the period, net				38	36	23
Proceeds from public offering of common shares				0	0	1,445
Purchase of treasury shares				(797)	(200)	0
Dividends paid to shareholders				(335)	(334)	(288)
Proceeds from issuance (cost of repayment) of long term notes payable - affiliated				(100)	400	(965)
Net cash provided by (used in) financing activities				(1,195)	(98)	215
EFFECT OF EXCHANGE RATE CHANGES ON CASH				0	0	0
Net increase (decrease) in cash				1	(4)	(13)
Cash, beginning of period				5	9	22
Cash, end of period				$ 6	$ 5	$ 9